Equity (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Movement of Number of Shares and Share Capital
The movement of number of shares and share capital is as follows:

	Year ended March 31,						Year ended March 31,
	2022						2021							2020
	Ordinary shares			‘A’ Ordinary shares			Ordinary shares			‘A’ Ordinary shares				Ordinary shares				‘A’ Ordinary shares
	No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)		No. of shares	(In millions)			No. of shares	(In millions)			No. of shares	(In millions)
Shares at the beginning	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0	3,088,973,894	Rs.	6,178.4	508,502,896	Rs.	1,017.0		2,887,348,694	Rs.	5,775.2		508,502,371	Rs.	1,017.0
Shares issued on exercise of stock options by employees	354,242		0.7	—		—	—		—	—		—		—		—		—		—
Shares issued under Preferential allotment (refer note below)	—		—	— —		—	231,333,871		462.7	— —		—		201,623,407		403.2		—		—
Allotment of shares held in abeyance #	—		—	—		—	—		—	—		—	*	1,793		0.00	*	525		0.00

Shares at the end	3,320,662,007	Rs.	6,641.8	508,502,896	Rs.	1,017.0	3,320,307,765	Rs.	6,641.1	508,502,896	Rs.	1,017.0		3,088,973,894	Rs.	6,178.4		508,502,896	Rs.	1,017.0

		US$	87.6		US$	13.4

#	Out of shares held in abeyance—Rights issue of 2001, 2008 and 2015.
*	Amounts less than Rs. 50,000